                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Matador Capital Management

Address: 200 1st Avenue North, Suite 203
         St. Petersburg, FL 33701



Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Sean McCullagh
Title: Supervisor
Phone: 212 251-3151


Signature, Place, and Date of Signing:

 /s/ Jason Daniels               New York, NY                   10/22/04
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]

Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      _____________

Form 13F Information Table Entry Total: _____________

Form 13F Information Table Value Total: $____________
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

REPORTING MANAGER - EVER - MATADOR CAPITAL MANAGEMENT
AS OF JUNE 30, 2004

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                                                                               ITEM 6
      ITEM 1                   ITEM 2   ITEM 3     ITEM 4       ITEM 5      INVEST. DISC.       ITEM 7            ITEM 8
------------------            --------  -------    ------     ---------- --------------------   ------     --------------------
                               TITLE                FAIR        SHARE OF                SHARED
                                 OF     CUSIP       MARKET     PRINCIPAL   Sole  SHARED  OTHER   OTHER       VOTING AUTHORITY
  NAME OF ISSUER               CLASS    NUMBER      VALUE        AMOUNT    (A)     (B)    (C)   MANAGERS   SOLE    SHARED  NONE
------------------            --------  --------   --------     --------  ------  -----  -----  --------   ------  -----   ----
----------------------------------------------------------------------------------------------------------------------------------
ABGENIX INC                   COMMON  00339B107  $ 2,958,000.00    300,000    X   EVER                     300000    0     0
AQUANTIVE INC                 COMMON  03839G105  $   878,150.00     91,000    X   EVER                      91000    0     0
ALLIED WASTE INDUSTRIES IN    COMMON  019589308  $ 2,775,360.00    313,600    X   EVER                     313600    0     0
BIOSOURCE INTERNATIONAL IN    COMMON  09066H104  $ 2,100,000.00    300,000    X   EVER                     300000    0     0
BIO IMAGING TECHNOLOGIES I    COMMON  09056N103  $   263,520.00     54,000    X   EVER                      54000    0     0
A H BELO CORP SER A--W/RTS    COMMON  080555105  $14,651,000.00    650,000    X   EVER                     650000    0     0
CALPINE CORP                  COMMON  131347106  $ 3,625,000.00  1,250,000    X   EVER                    1250000    0     0
CAPSTONE TURBINE CORP         COMMON  14067D102  $   382,347.00    249,900    X   EVER                     249900    0     0
APPLERA CORP                  COMMON  038020202  $ 3,507,000.00    300,000    X   EVER                     300000    0     0
CASELLA WASTE SYSTEMS INC     COMMON  147448104  $ 7,750,109.00    654,570    X   EVER                     654570    0     0
DATATRAK INTL INC             COMMON  238134100  $ 2,040,200.00    200,000    X   EVER                     133250    0     0
DOUBLECLICK INC               COMMON  258609304  $47,871,000.00  8,100,000    X   EVER                    8100000    0     0
DISTRIBUTED ENERGY SYSTEMS    COMMON  25475V104  $   713,804.00    392,200    X   EVER                     392200    0     0
DIRECTV GROUP INC             COMMON  25459L106  $31,662,000.00  1,800,000    X   EVER                    1800000    0     0
DEVRY INC-DEL                 COMMON  251893103  $27,958,500.00  1,350,000    X   EVER                    1350000    0     0
ECOLLEGE COM                  COMMON  27887E100  $ 5,518,922.00    571,909    X   EVER                     571909    0     0
FORGENT NETWORKS INC          COMMON  34629U103  $   148,000.00    100,000    X   EVER                     100000    0     0
HUMAN GENOME SCIENCES INC     COMMON  444903108  $ 6,546,000.00    600,000    X   EVER                     600000    0     0
HARSCO CORP                   COMMON  415864107  $24,919,500.00    555,000    X   EVER                     555000    0     0
IAC/INTERACTIVECORP           COMMON  44919P102  $30,828,000.00  1,400,000    X   EVER                    1400000    0     0
IMPCO TECHNOLOGIES INC        COMMON  45255W106  $ 1,332,890.00    272,000    X   EVER                     227600    0     0
IVITROGEN CORP                COMMON  46185R100  $21,996,000.00    400,000    X   EVER                     400000    0     0
LIBERTY MEDIA CORP            COMMON  530718105  $45,562,000.00  5,225,000    X   EVER                    5225000    0     0
LIBERTY MEDIA INTL INC        COMMON  530719103  $ 8,540,172.00    255,985    X   EVER                     255985    0     0
LODGENET ENTERTAINMENT COR    COMMON  540211109  $ 4,331,580.00    328,150    X   EVER                     328150    0     0
LINDSAY MANUFACTURING CO      COMMON  535555106  $ 1,267,718.00     47,250    X   EVER                      47250    0     0
MDC PARTNERS INC NEW CL A     COMMON  552697104  $ 5,072,000.00    400,000    X   EVER                     400000    0     0
MEDAREX INC                   COMMON  583916101  $ 2,767,500.00    375,000    X   EVER                     375000    0     0
MERCK & CO INC                COMMON  589331107  $ 6,600,000.00    200,000    X   EVER                     200000    0     0
NCR CORP                      COMMON  62886E108  $25,166,925.00    507,500    X   EVER                     507500    0     0
NEW HORIZONS WORLDWIDE INC    COMMON  645526104  $ 1,544,192.00    371,200    X   EVER                     371200    0     0
NII HOLDINGS INC              COMMON  62913F201  $ 8,242,000.00    200,000    X   EVER                     200000    0     0
PROTEIN DESIGN LABS INC       COMMON  74369L103  $10,886,480.00    556,000    X   EVER                     556000    0     0
PALMSOURCE INC                COMMON  697154102  $ 6,792,350.00    327,500    X   EVER                     327500    0     0
QUANTUM FUEL SYS TECHNOLOG    COMMON  74765E109  $ 2,295,680.00    422,000    X   EVER                     422000    0     0
RENAISSANCE LEARNING INC      COMMON  75968L105  $ 6,501,000.00    300,000    X   EVER                     300000    0     0
REPUBLIC SERVICES INC         COMMON  760759100  $53,919,168.00  1,811,800    X   EVER                    1811800    0     0
STRATEGIC DIAGNOSTICS INC     COMMON  862700101  $   532,500.00    250,000    X   EVER                     250000    0     0
TYCO INTERNATIONAL LTD        COMMON  902124106  $19,775,700.00    645,000    X   EVER                     645000    0     0
WATERS CORP                   COMMON  941848103  $19,845,000.00    450,000    X   EVER                     450000    0     0
WASTE CONNECITONS INC         COMMON  941053100  $27,086,400.00    855,000    X   EVER                     855000    0     0
WILLIAMS COMPANIES INC        COMMON  969457100  $78,650,000.00  6,500,000    X   EVER                    6500000    0     0